Leases - Maturities of Operating and Financing Lease Liabilities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Operating leases
2019	$ 2,846
2020	3,685
2021	3,504
2022	3,287
2023	3,115
Thereafter	20,160
Total minimum lease payments	36,597
Imputed interest	(10,434)
Present value of minimum lease payments	26,163
Finance leases
2019	410
2020	132
2021	60
2022	42
2023	10
Thereafter	0
Total minimum lease payments	654
Imputed interest	(24)
Present value of minimum lease payments	$ 630